Subsequent Events - Earnout Shares (Details) - $ / shares	Aug. 09, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, outstanding		3,187,500	3,187,500
Subsequent Events. | Earnout Shares
Subsequent Event [Line Items]
Common stock, outstanding	10,000,000
Term from effective merger date for issuance of shares	3 years
Share price target one	$ 12.50
Share price target two	15.00
Share price target three	$ 18.00
Subsequent Events. | Management Earnout Shares
Subsequent Event [Line Items]
Common stock, outstanding	5,000,000